January 3, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

ATTN:    Ms. Patsy Mengiste
         Document Control - EDGAR

RE:      AXP Partners International Series, Inc.
             AXP Partners International Aggressive Growth Fund
             AXP Partners International Core Fund
             AXP Partners International Select Value Fund
             AXP Partners International Small Cap Fund

         Post-Effective Amendment No. 11
         File No.: 333-64010/811-10427

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and statement of additional information for the above referenced funds do not differ from that contained in the Registrant's Post-Effective Amendment No. 11 (Amendment). This Amendment was filed electronically on Dec. 21, 2004.

If you have any questions or concerns regarding this filing, please contact Mary Lou Lutz at (612) 678-1762 or me at (612) 671-7981.

Sincerely,




/s/ Christopher O. Petersen
----------------------------
    Christopher O. Petersen
    Counsel
    American Express Financial Corporation